Restructuring Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Summary of Aggregated Restructuring Expenses by Type
The following table summarizes the aggregated restructuring expenses by type:

	Year ended December 31,
	2010	2011	2012
Employee related expenses	4,534	—	891
Contract termination related expenses	779	—	—
Transition expenses	3,806	—	—
Other expenses	2,082	—	—
Total restructuring expenses	11,201	—	891